Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES, NET
Total revenues	$ 45,050,405	$ 38,125,668	$ 7,409,272
COSTS OF REVENUES
Total cost of revenues	57,453,656	39,476,046	3,886,654
GROSS (LOSS) PROFIT	(12,403,251)	(1,350,378)	3,522,618
OPERATING EXPENSES
Selling expenses	742,167	1,075,980	946,775
General and administrative expenses	13,040,038	12,678,873	7,834,291
Research and development expenses	1,193,082	1,053,882	2,151,565
Impairment of intangible assets	3,151,467	2,650,020
Total operating expenses	18,126,754	17,458,755	10,932,631
LOSS FROM OPERATIONS	(30,530,005)	(18,809,133)	(7,410,013)
OTHER (EXPENSES) INCOME
Investment losses	(1,170,974)	(3,566,561)	(2,118,453)
Interest (expense) income, net	(2,162,109)	(27,128)	173,173
Other income, net	942,138	87,390	404,380
Total other expenses	(2,390,945)	(3,506,299)	(1,540,900)
LOSS BEFORE INCOME TAXES	(32,920,950)	(22,315,432)	(8,950,913)
Income taxes (benefit) provision	(226)	808,970	(236,581)
NET LOSS	(32,920,724)	(23,124,402)	(8,714,332)
Less: net loss attributable to non-controlling interests	(8,688,144)	(487,780)	(311,072)
NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(24,232,580)	(22,636,622)	(8,403,260)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(1,165,807)	(5,123,964)	700,316
TOTAL COMPREHENSIVE LOSS	(34,086,531)	(28,248,366)	(8,014,016)
Less: comprehensive loss attributable to non-controlling interests	(9,220,222)	(2,107,480)	(321,522)
COMPREHENSIVE LOSS ATTRIBUTABLE TO ORIDNARY SHAREHOLDERS OF SUNRISE NEW ENERGY CO., LTD.	$ (24,866,309)	$ (26,140,886)	$ (7,692,494)
LOSS PER SHARE
Basic (in Dollars per share)	$ (1.08)	$ (0.98)	$ (0.36)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic (in Shares)	25,622,195	24,820,313	23,638,751
Product [Member]
REVENUES, NET
Total revenues	$ 44,384,004	$ 37,583,844	$ 2,104,767
COSTS OF REVENUES
Total cost of revenues	57,172,626	38,299,090	2,063,296
Service [Member]
REVENUES, NET
Total revenues	666,401	541,824	5,304,505
COSTS OF REVENUES
Total cost of revenues	$ 281,030	$ 1,176,956	$ 1,823,358